ECAT Disclosure

Saba v. Clearbridge Energy Midstream Opp. Fund Inc. et al., C.A.: 23 Civ. 5568 (S.D.N.Y.)

On June 29, 2023, Saba Capital Master Fund, Ltd. and Saba Capital Management, L.P. (together, “Saba”) commenced litigation in the U.S. District Court for the Southern District of New York by filing a complaint (the “Complaint”) against BlackRock ESG Capital Allocation Term Trust (“ECAT”), BlackRock Municipal Income Fund, Inc. (“MUI”), BlackRock Innovation and Growth Term Trust (“BIGZ”), and a number of other Maryland closed-end funds that are not advised by BlackRock (collectively, the “Maryland Funds”).  The Complaint alleged that the Maryland Funds had adopted provisions in their governing documents reflecting a decision to opt-in to the Maryland Control Share Acquisition Act (the “Control Share Provisions”), and further alleged that the Control Share Provisions violate Section 18(i) of the Investment Company Act of 1940 (the “1940 Act”).  Saba sought rescission of the Control Share Provisions and a declaratory judgment that the Control Share Provisions violate the 1940 Act.  That same day, Saba also filed a motion for summary judgment on its claims.

Following briefing on a joint motion by the Maryland Funds to enforce Maryland forum selection provisions in their respective governing documents, on September 26, 2023, the Court dismissed the Complaint as to certain Maryland Funds, including BIGZ.  On October 31, 2023, ECAT, MUI, and a number of other Maryland Funds filed motions to dismiss on various grounds.  The motions to dismiss and the motions for summary judgment were briefed simultaneously, and oral argument took place on November 28, 2023.  On December 5, 2023, the district court issued an Order denying all of the motions to dismiss, granting summary judgment for Saba, declaring that the Control Share Provisions violate Section 18(i) of the 1940 Act, and ordering rescission of the Control Share Provisions.  The opinion explaining the reasons for the Order was issued on January 4, 2024.

On December 21, 2023, ECAT and MUI filed an appeal of the Order with the United States Court of Appeals for the Second Circuit.  Also on December 21, 2023, ECAT and MUI notified the district court that they intended to move for a stay of the Order pending the resolution of the appeal (the “Motion to Stay”).  On January 9, 2024, ECAT and MUI filed a motion with the appellate court to expedite the appeal (the “Motion to Expedite”).  On January 12, 2024, the appellate court granted the Motion to Expedite.  On January 22, 2024, the district court denied the Motion to Stay.

Briefing for the appeal was completed on March 5, 2024, and oral argument will be held as soon as practicable.  ECAT and MUI intend to vigorously pursue the appeal.